Share-based Compensation - Summary of the Company's share options activities (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Weighted Average Grant-date Fair Value
Share-based compensation expenses | ¥		¥ 74,319		¥ 64,017		¥ 37,110
Employee Stock Option
Number of Options
Outstanding on beginning | shares		22,466,275		14,934,975		20,554,900
Granted | shares		2,409,800		8,517,000		2,984,900
Exercised | shares		(361,212)				(6,994,625)
Forfeited | shares		(958,250)		(985,700)		(1,610,200)
Outstanding on end | shares		23,556,613		22,466,275		14,934,975	20,554,900
Vested and exercisable | shares								13,982,607	10,098,860	2,896,945
Weighted Average Exercise Price
Outstanding on beginning	$ 0.2		$ 0.14		$ 0.11
Granted	0.4		0.32		0.28
Exercised	0.17				0.36
Forfeited	0.29		0.25		0.2
Outstanding on end	0.22		0.2		0.14		$ 0.11
Vested and exercisable	0.14		0.11		0.1
Weighted Average Remaining Contractual life		6 years 8 months 26 days		7 years 6 months 3 days		6 years 11 months 12 days	8 years 1 month 2 days
Weighted Average Remaining Contractual life, Vested and exercisable		5 years 6 months 29 days		6 years 1 month 9 days		6 years 5 months 8 days
Weighted Average Grant-date Fair Value
Outstanding on beginning	1.43		0.76		0.49
Granted	2.18		2.65		2.14
Exercised	1.07				0.4
Forfeited	2.25		1.84		1.29
Outstanding on end	1.48		1.43		0.76		$ 0.49
Vested and exercisable	$ 0.82		$ 0.49		$ 0.39
Aggregated intrinsic value | ¥							$ 283,331	¥ 543,708	¥ 501,656	¥ 271,425
Unrecognized compensation expense | ¥								¥ 80,900	¥ 130,600
Share-based compensation expenses | ¥		¥ 70,200		¥ 61,700		¥ 27,500